Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Items measured at fair value on a non-recurring basis

					2011
					$
During 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					17

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2011, the Company fully impaired its equity method investments in Margaret Water Company, Orpheo (Proprietary) Limited and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $7 million. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					10

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(17)
Associates and equity accounted joint ventures	7	7			(10)
	7	7	-	-	(27)

Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,112			1,112
Marketable equity securities	82			82
Mandatory convertible bonds	(760)			(760)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(92)		(92)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2011

Market quoted bond price (percent)	111.50
Fair value of bond excluding conversion feature (percent)	98.90
Fair value of conversion feature (percent)	12.60
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).